UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2019
Date of reporting period: January 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (88.93%)
COMMUNICATION SERVICES – (17.25%)
Media & Entertainment – (17.25%)
Alphabet Inc., Class A *	2,933	$3,302,235
Alphabet Inc., Class C *	49,493	55,252,501
ASAC II L.P. *(a)(b)	35,352	34,549
Facebook, Inc., Class A *	221,220	36,875,162
Fang Holdings Ltd., Class A, ADR (China)*	1,292,446	2,184,234
iQIYI, Inc., Class A, ADR (China)*	937,310	18,858,677
Naspers Ltd. - N (South Africa)	255,560	58,573,360
	Total Communication Services	175,080,718
CONSUMER DISCRETIONARY – (27.29%)
Automobiles & Components – (1.19%)
Adient plc	609,920	12,039,821
Consumer Services – (9.37%)
New Oriental Education & Technology Group, Inc., ADR (China)*	1,103,410	85,006,707
Tarena International, Inc., Class A, ADR (China)	1,544,620	10,132,707
		95,139,414
Retailing – (16.73%)
Alibaba Group Holding Ltd., ADR (China)*	390,660	65,822,303
Amazon.com, Inc. *	24,630	42,332,320
JD.com, Inc., Class A, ADR (China)*	1,625,455	40,392,557
Meituan Dianping, Class B (China)*(a)	1,753,529	11,314,928
Quotient Technology Inc. *	992,900	9,929,000
		169,791,108
	Total Consumer Discretionary	276,970,343
ENERGY – (2.94%)
Apache Corp.	535,910	17,588,566
Encana Corp. (Canada)	976,120	6,715,706
Seven Generations Energy Ltd., Class A (Canada)*	711,640	5,524,356
	Total Energy	29,828,628
FINANCIALS – (23.21%)
Banks – (11.82%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	543,960	19,065,798
Danske Bank A/S (Denmark)	1,030,820	19,044,188
DBS Group Holdings Ltd. (Singapore)	1,411,630	25,082,595
DNB ASA (Norway)	847,910	15,014,952
Wells Fargo & Co.	853,480	41,743,707
		119,951,240
Diversified Financials – (8.58%)
Capital Markets – (1.81%)
Julius Baer Group Ltd. (Switzerland)	205,360	8,223,073
Noah Holdings Ltd., ADS (China)*	216,400	10,170,800
		18,393,873
Consumer Finance – (4.35%)
Capital One Financial Corp.	427,320	34,437,719
Yirendai Ltd., ADR (China)	866,130	9,674,672
		44,112,391
Diversified Financial Services – (2.42%)
Berkshire Hathaway Inc., Class B *	119,620	24,586,695
		87,092,959

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2019 (Unaudited)

	Units/Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.81%)
Multi-line Insurance – (2.81%)
Sul America S.A. (Brazil)	3,240,602	$28,521,420
	Total Financials	235,565,619
INDUSTRIALS – (11.24%)
Capital Goods – (9.06%)
Ferguson PLC (United Kingdom)	629,065	42,029,636
General Electric Co.	1,137,980	11,561,877
Schneider Electric SE (France)	195,530	13,893,724
United Technologies Corp.	207,420	24,490,079
		91,975,316
Transportation – (2.18%)
CAR Inc. (China)*	1,207,580	1,004,887
InterGlobe Aviation Ltd. (India)	1,263,905	21,068,934
		22,073,821
	Total Industrials	114,049,137
INFORMATION TECHNOLOGY – (5.90%)
Semiconductors & Semiconductor Equipment – (1.79%)
Applied Materials, Inc.	464,070	18,135,856
Technology Hardware & Equipment – (4.11%)
Hollysys Automation Technologies Ltd. (China)	2,021,113	41,675,350
	Total Information Technology	59,811,206
MATERIALS – (1.10%)
LafargeHolcim Ltd. (Switzerland)	238,946	11,172,372
	Total Materials	11,172,372
TOTAL COMMON STOCK – (Identified cost $865,429,155)		902,478,023
PREFERRED STOCK – (9.55%)
CONSUMER DISCRETIONARY – (9.55%)
Retailing – (9.55%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	479,462	22,348,395
Didi Chuxing Joint Co., Series B (China)*(a)(b)	63,325	2,951,667
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,398,770	14,783,380
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,881,391	11,594,824
Missfresh, Series E (China)*(a)(b)	10,559,338	45,239,372
	Total Consumer Discretionary	96,917,638
TOTAL PREFERRED STOCK – (Identified cost $84,245,749)		96,917,638

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.15%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $4,153,298 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-10.00%, 02/25/19-02/01/57, total market value $4,236,060)	$4,153,000	$4,153,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.55%, 02/01/19, dated 01/31/19, repurchase value of $1,728,122 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 01/02/20, total market value $1,762,560)	1,728,000	1,728,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $2,492,179 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 04/01/22-10/20/68, total market value $2,541,840)	2,492,000	2,492,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.57%, 02/01/19, dated 01/31/19, repurchase value of $3,322,237 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.15%-4.50%, 11/01/25-02/01/49, total market value $3,388,440)	3,322,000	3,322,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,695,000)	11,695,000
	Total Investments – (99.63%) – (Identified cost $961,369,904)		1,011,090,661
	Other Assets Less Liabilities – (0.37%)		3,715,968
		Net Assets – (100.00%)	$1,014,806,629

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $108,267,115 or 10.67% of the Fund's net assets as of January 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (82.43%)
COMMUNICATION SERVICES – (10.86%)
Media & Entertainment – (10.86%)
58.com Inc., Class A, ADR (China)*	3,180	$201,612
Baidu, Inc., Class A, ADR (China)*	20,645	3,563,946
Fang Holdings Ltd., Class A, ADR (China)*	708,040	1,196,587
iQIYI, Inc., Class A, ADR (China)*	263,290	5,297,395
Naspers Ltd. - N (South Africa)	107,960	24,744,013
	Total Communication Services	35,003,553
CONSUMER DISCRETIONARY – (23.25%)
Consumer Durables & Apparel – (0.51%)
Hunter Douglas N.V. (Netherlands)	25,363	1,654,737
Consumer Services – (8.38%)
New Oriental Education & Technology Group, Inc., ADR (China)*	290,390	22,371,646
Tarena International, Inc., Class A, ADR (China)	706,550	4,634,968
		27,006,614
Retailing – (14.36%)
Alibaba Group Holding Ltd., ADR (China)*	123,620	20,828,734
Ctrip.com International, Ltd., ADR (China)*	129,590	4,315,347
JD.com, Inc., Class A, ADR (China)*	763,610	18,975,708
Meituan Dianping, Class B (China)*(a)	335,611	2,165,584
		46,285,373
	Total Consumer Discretionary	74,946,724
ENERGY – (4.32%)
Encana Corp. (Canada)	591,410	4,068,901
Seven Generations Energy Ltd., Class A (Canada)*	1,269,420	9,854,320
	Total Energy	13,923,221
FINANCIALS – (20.79%)
Banks – (12.15%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	203,760	7,141,788
Danske Bank A/S (Denmark)	291,140	5,378,752
DBS Group Holdings Ltd. (Singapore)	825,760	14,672,544
DNB ASA (Norway)	675,642	11,964,398
		39,157,482
Diversified Financials – (5.58%)
Capital Markets – (4.63%)
Julius Baer Group Ltd. (Switzerland)	244,600	9,794,331
Noah Holdings Ltd., ADS (China)*	109,270	5,135,690
		14,930,021
Consumer Finance – (0.95%)
Yirendai Ltd., ADR (China)	273,400	3,053,878
		17,983,899
Insurance – (3.06%)
Multi-line Insurance – (3.06%)
Sul America S.A. (Brazil)	1,122,619	9,880,475
	Total Financials	67,021,856
INDUSTRIALS – (16.89%)
Capital Goods – (12.34%)
Brenntag AG (Germany)	71,901	3,394,787
Ferguson PLC (United Kingdom)	217,471	14,529,861
Safran S.A. (France)	56,990	7,468,918

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	202,560	$14,393,253
		39,786,819
Transportation – (4.55%)
Azul S.A., ADR (Brazil)*	68,900	2,084,225
CAR Inc. (China)*	332,020	276,290
InterGlobe Aviation Ltd. (India)	540,477	9,009,597
ZTO Express (Cayman) Inc., Class A, ADR (China)	191,908	3,285,465
		14,655,577
	Total Industrials	54,442,396
INFORMATION TECHNOLOGY – (4.44%)
Technology Hardware & Equipment – (4.44%)
Hollysys Automation Technologies Ltd. (China)	693,546	14,300,918
	Total Information Technology	14,300,918
MATERIALS – (1.88%)
LafargeHolcim Ltd. (Switzerland)	129,877	6,072,645
	Total Materials	6,072,645
TOTAL COMMON STOCK – (Identified cost $288,825,273)		265,711,313
PREFERRED STOCK – (7.83%)
CONSUMER DISCRETIONARY – (7.83%)
Retailing – (7.85%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,505	5,989,798
Grab Holdings Inc., Series F (Singapore)*(a)(b)	549,889	3,388,911
Grab Holdings Inc., Series G (Singapore)*(a)(b)	286,316	1,764,537
Missfresh, Series E (China)*(a)(b)	3,292,318	14,105,278
	Total Consumer Discretionary	25,248,524
TOTAL PREFERRED STOCK – (Identified cost $22,028,595)		25,248,524
SHORT-TERM INVESTMENTS – (9.52%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $10,898,781 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-10.00%, 02/25/19-02/01/57, total market value $11,115,960)	$10,898,000	10,898,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.55%, 02/01/19, dated 01/31/19, repurchase value of $4,533,321 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 01/02/20, total market value $4,623,660)	4,533,000	4,533,000

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $6,539,469 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 08/15/19-12/20/68, total market value $6,669,780)	$6,539,000	$6,539,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.57%, 02/01/19, dated 01/31/19, repurchase value of $8,719,622 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.15%-4.50%, 07/01/20-02/01/49, total market value $8,893,380)	8,719,000	8,719,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $30,689,000)	30,689,000
	Total Investments – (99.78%) – (Identified cost $341,542,868)		321,648,837
	Other Assets Less Liabilities – (0.22%)		705,408
		Net Assets – (100.00%)	$322,354,245

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $27,414,108 or 8.50% of the Fund's net assets as of January 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of  a  number of subjective factors and is  therefore  subject  to  the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2019 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2019 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Common stock:
Communication Services	$175,046,169	$35,003,553
Consumer Discretionary	265,655,415	72,781,140
Energy	29,828,628	13,923,221
Financials	235,565,619	67,021,856
Industrials	114,049,137	54,442,396
Information Technology	59,811,206	14,300,918
Materials	11,172,372	6,072,645
Total Level 1	891,128,546	263,545,729
Level 2 – Other Significant Observable Inputs:
Common stock:
Consumer Discretionary	11,314,928	2,165,584
Short-term securities	11,695,000	30,689,000
Total Level 2	23,009,928	32,854,584
Level 3 – Significant Unobservable Inputs:
Common stock:
Communication Services	34,549	–
Preferred stock:
Consumer Discretionary	96,917,638	25,248,524
Total Level 3	96,952,187	25,248,524
Total Investments	$1,011,090,661	$321,648,837

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2019. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2019 was $60,498 and $14,316 for Davis Global Fund and Davis International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance November 1, 2018	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance January 31, 2019
Davis Global Fund
Investments in Securities:
Common Stock	$34,518	$–	$31	$–	$–	$34,549
Preferred Stock	96,857,171	–	60,467	–	–	96,917,638
Total Level 3	$96,891,689	$–	$60,498	$–	$–	$96,952,187
Davis International Fund
Investments in Securities:
Preferred Stock	$25,234,208	$–	$14,316	$–	$–	$25,248,524
Total Level 3	$25,234,208	$–	$14,316	$–	$–	$25,248,524

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2019 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	January 31, 2019	Technique	Input(s)	Range	an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$34,549	Discounted Cash Flow	Annualized Yield	3.757%	Decrease
Preferred Stock	25,300,062	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.39	Increase
Preferred Stock	26,378,204	Market Approach	Transaction Price	$6.1629	Increase
Preferred Stock	45,239,372	Market Approach	Transaction Price	$4.2843	Increase
Total Level 3	$96,952,187
Davis International Fund
Investments in Securities:
Preferred Stock	$5,989,798	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.39	Increase
Preferred Stock	5,153,448	Market Approach	Transaction Price	$6.1629	Increase
Preferred Stock	14,105,278	Market Approach	Transaction Price	$4.2843	Increase
Total Level 3	$25,248,524

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At January 31, 2019, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis	Davis
	Global	International
	Fund	Fund
Cost	$962,511,016	$341,554,934
Unrealized appreciation	154,574,087	21,451,412
Unrealized depreciation	(105,994,442)	(41,357,509)
Net unrealized appreciation (depreciation)	$48,579,645	$(19,906,097)

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 29, 2019

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 29, 2019